Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 605,000.00
Previously Paid Amount	0.00
Total Fee Amount	89.30
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 89.30
Narrative - Max Aggregate Offering Price	$ 605,000.00
Final Prospectus	true